Annual Fund Operating Expenses	Aug. 31, 2025
U.S. Treasury Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
U.S. Treasury Fund | Administrative Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.67%
U.S. Treasury Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.25%
U.S. Treasury Fund | Select Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.17%
Government Securities Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Government Securities Money Market Fund | Administrative Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	0.69%
Government Securities Money Market Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	0.27%
Government Securities Money Market Fund | Select Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	0.19%
Government Securities Money Market Fund | Premier Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.50%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	0.69%
Limited Duration Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Limited Duration Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.10%
Other Expenses (as a percentage of Assets):	0.91%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.56%)	[3]
Net Expenses (as a percentage of Assets)	0.76%
Limited Duration Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	1.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.71%)	[3]
Net Expenses (as a percentage of Assets)	0.76%
Limited Duration Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	1.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.71%)	[3]
Net Expenses (as a percentage of Assets)	0.51%
Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Bond Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.10%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	0.73%
Bond Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.25%)	[4]
Net Expenses (as a percentage of Assets)	0.73%
Bond Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	0.49%
Strategic Enhanced Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Strategic Enhanced Yield Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.10%
Other Expenses (as a percentage of Assets):	1.06%
Acquired Fund Fees and Expenses
Expenses (as a percentage of Assets)	1.81%	[5]
Fee Waiver or Reimbursement	(0.80%)
Net Expenses (as a percentage of Assets)	1.01%
Strategic Enhanced Yield Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses
Expenses (as a percentage of Assets)	1.96%	[5]
Fee Waiver or Reimbursement	(0.95%)
Net Expenses (as a percentage of Assets)	1.01%
Strategic Enhanced Yield Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses
Expenses (as a percentage of Assets)	1.71%	[5]
Fee Waiver or Reimbursement	(0.95%)
Net Expenses (as a percentage of Assets)	0.76%
Ultra Short Tax-Free Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Ultra Short Tax-Free Income Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.10%
Other Expenses (as a percentage of Assets):	1.43%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(1.23%)	[6]
Net Expenses (as a percentage of Assets)	0.60%
Ultra Short Tax-Free Income Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	1.45%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(1.25%)	[6]
Net Expenses (as a percentage of Assets)	0.60%
Ultra Short Tax-Free Income Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	1.58%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(1.38%)	[6]
Net Expenses (as a percentage of Assets)	0.35%
World Energy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
World Energy Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.10%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.13%)	[7]
Net Expenses (as a percentage of Assets)	1.16%
World Energy Fund | C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.19%
Fee Waiver or Reimbursement	(0.28%)	[7]
Net Expenses (as a percentage of Assets)	1.91%
World Energy Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.28%)	[7]
Net Expenses (as a percentage of Assets)	1.16%
World Energy Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.28%)	[7]
Net Expenses (as a percentage of Assets)	0.91%
Hedged Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Hedged Equity Income Fund | A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.10%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.51%)	[8]
Net Expenses (as a percentage of Assets)	1.35%
Hedged Equity Income Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.96%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.66%)	[8]
Net Expenses (as a percentage of Assets)	1.35%
Hedged Equity Income Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees
Shareholder Servicing Fees	0.25%
Other Expenses (as a percentage of Assets):	0.96%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.66%)	[8]
Net Expenses (as a percentage of Assets)	1.10%

[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[2]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[3]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.50%, plus class-specific fees until December 31, 2026. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026, and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[4]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026, and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[5]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.76%, plus class-specific fees, until December 31, 2026. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026, and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[6]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.35%, plus class-specific fees, until December 31, 2026. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026, and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[7]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.90%, plus class-specific fees until December 31, 2026. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026, and may only be terminated or modified with the approval of the Fund’s Board of Trustees.
[8]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 1.10%, plus class-specific fees until December 31, 2026. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2026, and may only be terminated or modified with the approval of the Fund’s Board of Trustees.